Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (Loss) Per Share [Abstract]
Schedule of earnings (loss) per share
	For the Years Ended December 31,
	2021	2020	2019
Net income (loss)	$4,864,002	$(1,910,337)	$(9,676,191)
Weighted average number of ordinary share outstanding
Basic	55,440,527	30,591,122	15,197,815
Diluted	57,529,895	30,591,122	15,197,815
Income (loss) per share
Basic	$0.09	$(0.06)	$(0.62)
Diluted	$0.08	$(0.06)	$(0.62)